Employee Benefit Expenses - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of employee benefits expenses [abstract]
Percentage of increase in staff headcount	9.50%
Changes in share-based payment compensation	€ 0.8